SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowances for Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Beginning balance		$ 621
Write off during the year		(621)
Closing balance			$ 621